Finance and Other Expenses - Summary of Finance and Other Expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance And Other Expenses [Abstract]
Lease liability interest expense	£ 47	£ 8	£ 16
Net foreign exchange losses		44	307
Total Finance and other expenses	£ 47	£ 52	£ 323